Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000190788
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TBVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 6,205,844,507
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 7,049,802
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,205,844,507 Number of Investments413 Total Advisory Fees Paid$7,049,802
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Material Fund Change [Text Block]
C000026165
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Service Shares
Trading Symbol	TBSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 6,205,844,507
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 7,049,802
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,205,844,507 Number of Investments413 Total Advisory Fees Paid$7,049,802
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Material Fund Change [Text Block]
C000026164
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Wealth Shares
Trading Symbol	TBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 6,205,844,507
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 7,049,802
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,205,844,507 Number of Investments413 Total Advisory Fees Paid$7,049,802
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Material Fund Change [Text Block]
C000157044
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Automated Shares
Trading Symbol	MOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000026110
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Capital Shares
Trading Symbol	MFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000157041
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash II Shares
Trading Symbol	MODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000157042
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	MFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000157043
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Investment Shares
Trading Symbol	MOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000026109
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Service Shares
Trading Symbol	MOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]
C000026108
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Wealth Shares
Trading Symbol	MOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 6,715,196,872
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 8,671,010
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,715,196,872 Number of Investments495 Total Advisory Fees Paid$8,671,010
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Material Fund Change [Text Block]